PREPAID ASSETS	9 Months Ended
Jan. 31, 2015
PREPAID ASSETS [Text Block]
NOTE 4. PREPAID ASSETS.
At January 31, 2015, prepaid assets consisted of prepaid legal fees of $10,000. At April 30, 2014, prepaid assets consisted of prepaid rent of $900.